Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund

(Service Shares)

(the “Fund”)

Supplement dated December 3, 2018

to the Prospectus and Summary

Prospectus dated July 1, 2018, as supplemented

Effective January 1, 2019 (“Effective Date”), the fee rates payable by the Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes will be made to the Fund’s prospectus and summary prospectus:

Changes to Annual Fund Operating Expenses Table and Expense Example. The information in the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus with respect to the Fund’s Service Shares will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.37
Service Fees	0.30
Remainder of Other Expenses[1]	0.07

Total Annual Fund Operating Expenses	1.05

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	334	579	1,283

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund

(Service Shares)

(the “Fund”)

Supplement dated December 3, 2018

to the Prospectus and Summary

Prospectus dated July 1, 2018, as supplemented

Effective January 1, 2019 (“Effective Date”), the fee rates payable by the Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes will be made to the Fund’s prospectus and summary prospectus:

Changes to Annual Fund Operating Expenses Table and Expense Example. The information in the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus with respect to the Fund’s Service Shares will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.37
Service Fees	0.30
Remainder of Other Expenses[1]	0.07

Total Annual Fund Operating Expenses	1.05

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	334	579	1,283

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan U.S. Government Money Market Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Service Fees	rr_Component1OtherExpensesOverAssets	0.30%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283

[1]	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.